Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16c)	$ 55,928,000	$ 103,146,000	$ 96,790,000	$ 60,507,000
Current portion of derivative liabilities (note 11)	122,000	289,000
Operating lease right-of-use assets (notes 10 and 19)	14,257,000	2,529,000
At cost, less accumulated depreciation of $271.9 million (2020 - $417.4 million) (notes 9 and 19)	925,249,000	1,104,742,000
Assets held for sale (note 19)	43,543,000	32,974,000
Short-term debt	(25,000,000)	(10,000,000)
Long-term Debt	320,291,000	242,961,000
Obligations related to finance leases, including current portion (note 12)	(294,481,000)	(360,043,000)
Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	122,000	289,000
Reported Value Measurement | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	118,000	289,000
Reported Value Measurement | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	4,000
Reported Value Measurement | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	(25,000,000)	(10,000,000)
Due from Joint Ventures, Noncurrent	3,780,000	5,280,000
Long-term Debt	320,291,000	242,961,000
Obligations related to finance leases, including current portion (note 12)	(294,481,000)	(360,043,000)
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16c)	55,928,000	103,146,000
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	550,000
Interest rate swap agreements		(886,000)
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	4,000	0
Reported Value Measurement | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (notes 10 and 19)		1,799,000
At cost, less accumulated depreciation of $271.9 million (2020 - $417.4 million) (notes 9 and 19)		59,250,000
Assets held for sale (note 19)	40,854,000	31,680,000
Equity Method Investments	9,174,000
Fair Value Asset/(Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	(25,000,000)	(10,000,000)
Due from Joint Ventures, Noncurrent	3,780,000
Long-term Debt	325,509,000	248,738,000
Obligations related to finance leases, including current portion (note 12)	(306,386,000)	(411,740,000)
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16c)	55,928,000	103,146,000
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	550,000
Interest rate swap agreements		(886,000)
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	4,000	0
Fair Value Asset/(Liability) | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (notes 10 and 19)		1,799,000
At cost, less accumulated depreciation of $271.9 million (2020 - $417.4 million) (notes 9 and 19)		59,250,000
Assets held for sale (note 19)	40,854,000	$ 31,680,000
Equity Method Investments	$ 9,174,000